Segment information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment information
31.
Segment information

For management purposes, the Group is organized into business units based on their products and services, and has two reportable operating segments as follows:

•
Yuchai primarily conducts manufacturing for on- and off-road powertrain solutions and applications which are mainly distributed in the PRC market.
•
HLGE is engaged in hospitality and property development activities conducted mainly in Malaysia. HLGE is listed on the Main Board of the Singapore Exchange.

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment.

Year ended December 31, 2022	Yuchai	HLGE	Corporate		Eliminations/ adjustment	Consolidated financial statements
	RMB’000	RMB’000	RMB’000		RMB’000	RMB’000
Revenue
Total external revenue (Note 6.1)	15,997,766	32,870	—		—	16,030,636
Results
Interest income	116,668	2,902	12,309		—	131,879
Interest expense	(90,846)	(49)	(14)		—	(90,909)
Depreciation and amortization	(619,000)	(4,770)	(922)		—	(624,692)
Share of results of associates and joint venture	(29,554)	461	—		—	(29,093)
Income tax expense	(47,555)	(39)	(11,471)	(i)	—	(59,065)
Other material non-cash items
Impairment of property, plant and equipment	(17,278)	—	—		—	(17,278)
Impairment of trade and other receivables	459	—	—		—	459
Warranties	(317,076)	—	—		—	(317,076)
Segment profit after tax	355,140	5,152	(24,280)		(351)	335,661
Total assets	23,020,241	405,871	2,215,652		(1,504,208)	24,137,556
Total liabilities	(12,220,938)	(12,062)	(76,081)	(ii)	6,589	(12,302,492)
Others
Investment in joint ventures	150,219	4,484	—		—	154,703
Capital expenditure	352,737	564	47		—	353,348

31.
Segment information (cont’d)

Year ended December 31, 2023	Yuchai	HLGE	Corporate		Eliminations/ adjustment	Consolidated financial statements
	RMB’000	RMB’000	RMB’000		RMB’000	RMB’000
Revenue
Total external revenue (Note 6.1)	18,015,280	31,069	—		—	18,046,349
Results
Interest income	108,792	9,545	35,792		—	154,129
Interest expense	(95,483)	(42)	(62)		—	(95,587)
Depreciation and amortization	(659,426)	(4,934)	(705)		—	(665,065)
Gain on disposal of a subsidiary	113,042	—	—		—	113,042
Share of results of associates and joint venture	62,041	37	—		—	62,078
Income tax expense	(131,021)	(535)	(16,940)	(i)	—	(148,496)
Other material non-cash items
Impairment of property, plant and equipment	(44,667)	—	—		—	(44,667)
Impairment of trade and other receivables	(23,832)	(26)	—		—	(23,858)
Warranties	(414,021)	—	—		—	(414,021)
Segment profit after tax	431,697	9,534	(17,931)		(444)	422,856
Total assets	24,579,069	423,968	2,258,575		(1,503,994)	25,757,618
Total liabilities	(13,486,829)	(11,307)	(86,787)	(ii)	2,930	(13,581,993)
Others
Investment in joint ventures	235,558	1,671	—		—	237,229
Capital expenditure	176,782	2,059	35		—	178,876

Year ended December 31, 2024	Yuchai	HLGE	Corporate		Eliminations/ adjustment	Consolidated financial statements	Consolidated financial statements
	RMB’000	RMB’000	RMB’000		RMB’000	RMB’000	US$’000
Revenue
Total external revenue (Note 6.1)	19,102,797	30,778	—		—	19,133,575	2,667,146
Results
Interest income	91,649	10,243	31,748		—	133,640	18,629
Interest expense	(73,961)	(21)	(57)		—	(74,039)	(10,321)
Depreciation and amortization	(708,986)	(5,103)	(741)		—	(714,830)	(99,644)
Share of results of associates and joint venture	101,564	(16)	—		—	101,548	14,155
Income tax expense	(109,613)	(889)	(18,296)	(i)	—	(128,798)	(17,954)
Other material non-cash items
Impairment of property, plant and equipment	(7,332)	—	—		—	(7,332)	(1,022)
Impairment of intangible assets	(31,130)	—	—		—	(31,130)	(4,339)
Impairment of trade and other receivables	(185,534)	11	—		—	(185,523)	(25,861)
Warranties	626,255	—	—		—	626,255	87,298
Segment profit after tax	516,257	8,842	(33,525)		168	491,742	68,547
Total assets	26,113,702	437,971	2,000,776		(1,504,355)	27,048,094	3,770,401
Total liabilities	(14,655,119)	(11,652)	(85,218)	(ii)	3,460	(14,748,529)	(2,055,888)
Others
Investment in joint ventures	338,568	11	—		—	338,579	47,197
Capital expenditure	349,696	2,129	1,004		—	352,829	49,183

31.
Segment information (cont’d)

Note:

(i)
This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.
(ii)
This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.

Geographic information

The geographic information for revenue from external customers is disclosed in Note 6.1.

Major customer

Revenues from two customers of Yuchai segment amounted to RMB 3.1 billion (US$431.2 million) (2023: RMB 2.3 billion; 2022: RMB 2.3 billion) and RMB 2.1 billion (US$295.6 million) (2023: RMB 2.0 billion; 2022: RMB 2.3 billion) respectively.

Non-current assets

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
PRC	5,957,205	5,881,698	819,886
Other countries	87,554	104,422	14,557
	6,044,759	5,986,120	834,443

Non-current assets for this purpose consist of property, plant and equipment, right-of-use assets, investment in joint ventures and associates, investment property, intangible assets and goodwill.